CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 85.5%
Aerospace - 0.8%
Bombardier, Inc.:
6.00%, 10/15/22 (1)	901,000	909,370
6.125%, 1/15/23 (1)	239,000	242,884
7.875%, 4/15/27 (1)	309,000	310,159
		1,462,413

Air Transportation - 1.9%
American Airlines Group, Inc., 4.625%, 3/1/20 (1)	500,000	505,000
American Airlines Pass-Through Trust, 5.60%, 1/15/22 (1)	1,353,547	1,378,385
Latam Airlines Pass-Through Trust, 4.50%, 11/15/23	1,326,088	1,319,458
Virgin Australia Pass-Through Trust, 6.00%, 10/23/20 (1)	175,627	178,463
		3,381,306

Automotive & Auto Parts - 2.4%
IHO Verwaltungs GmbH:
6.00%, (6.00% cash or 6.75% PIK), 5/15/27 (1)(2)	265,000	266,987
6.375%, (6.375% cash or 7.125% PIK), 5/15/29 (1)(2)	322,000	322,805
Navistar International Corp., 6.625%, 11/1/25 (1)	1,500,000	1,578,750
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.:
4.375%, 5/15/26 (3)	772,000	908,785
6.25%, 5/15/26 (1)	467,000	486,264
8.50%, 5/15/27 (1)	854,000	881,755
		4,445,346

Banks & Thrifts - 1.3%
Ally Financial, Inc., 4.25%, 4/15/21	1,000,000	1,025,000
CIT Group, Inc., 6.125%, 3/9/28 (4)	170,000	193,800
Citigroup, Inc., 6.25% to 8/15/26 (5)(6)	1,000,000	1,099,145
		2,317,945

Broadcasting - 2.8%
Netflix, Inc.:
4.375%, 11/15/26 (4)	500,000	512,650
5.375%, 11/15/29 (1)	207,000	220,391
Nexstar Escrow, Inc., 5.625%, 7/15/27 (1)(7)	227,000	233,243
Sirius XM Radio, Inc.:
3.875%, 8/1/22 (1)	1,000,000	1,007,500
4.625%, 7/15/24 (1)(7)	453,000	464,678
5.00%, 8/1/27 (1)	338,000	345,149
6.00%, 7/15/24 (1)	1,197,000	1,234,705
Tribune Media Co., 5.875%, 7/15/22	1,000,000	1,022,400
		5,040,716

Building Materials - 2.1%
Builders FirstSource, Inc.:
5.625%, 9/1/24 (1)	1,009,000	1,043,730
6.75%, 6/1/27 (1)	89,000	94,340
Hillman Group, Inc. (The), 6.375%, 7/15/22 (1)	1,195,000	1,063,550
Standard Industries, Inc.:
5.50%, 2/15/23 (1)	39,000	40,170
6.00%, 10/15/25 (1)	1,500,000	1,599,375
		3,841,165

Cable/Satellite TV - 7.5%
Cablevision Systems Corp., 5.875%, 9/15/22	2,000,000	2,122,500
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29 (1)(7)	1,000,000	1,035,000
CSC Holdings LLC:
5.50%, 5/15/26 (1)	2,000,000	2,102,400
6.50%, 2/1/29 (1)	200,000	218,625
6.75%, 11/15/21	1,000,000	1,072,500
7.50%, 4/1/28 (1)	1,200,000	1,323,360
DISH DBS Corp.:
5.875%, 7/15/22	1,000,000	1,018,750
6.75%, 6/1/21	285,000	299,963
7.75%, 7/1/26 (4)	355,000	348,788
UPC Holding BV, 5.50%, 1/15/28 (1)	1,405,000	1,415,537
Ziggo Bond Finance BV, 6.00%, 1/15/27 (1)	1,420,000	1,430,650
Ziggo BV:
4.25%, 1/15/27 (3)	157,000	189,951
5.50%, 1/15/27 (1)	1,000,000	1,022,210
		13,600,234

Capital Goods - 2.0%
Colfax Corp.:
6.00%, 2/15/24 (1)	129,000	136,901
6.375%, 2/15/26 (1)	1,000,000	1,073,750
Harsco Corp., 5.75%, 7/31/27 (1)	155,000	161,799
Resideo Funding, Inc., 6.125%, 11/1/26 (1)	160,000	166,800
Welbilt, Inc., 9.50%, 2/15/24	2,000,000	2,172,500
		3,711,750

Chemicals - 0.5%
Hexion, Inc., 7.875%, 7/15/27 (1)(7)	188,000	189,410
Versum Materials, Inc., 5.50%, 9/30/24 (1)	600,000	644,250
		833,660

Consumer Products - 1.0%
Central Garden & Pet Co., 5.125%, 2/1/28	75,000	73,875
Mattel, Inc., 6.75%, 12/31/25 (1)	1,624,000	1,674,750
		1,748,625

Containers - 3.4%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (1)	515,000	544,612

Berry Global Escrow Corp., 5.625%, 7/15/27 (1)(4)	149,000	155,332
Berry Global, Inc.:
4.50%, 2/15/26 (1)	110,000	108,763
5.125%, 7/15/23	500,000	513,025
6.00%, 10/15/22	1,000,000	1,022,500
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	1,165,000	1,192,669
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26	190,000	195,700
Owens-Brockway Glass Container, Inc.:
5.875%, 8/15/23 (1)	750,000	811,725
6.375%, 8/15/25 (1)	500,000	547,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23 (1)	1,000,000	1,021,250
		6,113,076

Diversified Financial Services - 1.3%
Avolon Holdings Funding Ltd., 5.125%, 10/1/23 (1)	500,000	530,980
DAE Funding LLC:
4.50%, 8/1/22 (1)	235,000	239,113
5.00%, 8/1/24 (1)	390,000	407,062
Park Aerospace Holdings Ltd.:
5.25%, 8/15/22 (1)	815,000	862,360
5.50%, 2/15/24 (1)	380,000	410,107
		2,449,622

Diversified Media - 2.1%
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (1)	1,078,000	1,172,325
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,500,000	1,541,250
MDC Partners, Inc., 6.50%, 5/1/24 (1)(4)	603,000	557,148
Nielsen Co. Luxembourg S.a.r.l (The), 5.00%, 2/1/25 (1)(4)	500,000	493,750
		3,764,473

Energy - 4.1%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21 (1)	500,000	491,250
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.50%, 5/20/25	500,000	528,750
5.625%, 5/20/24	76,000	81,320
5.875%, 8/20/26	100,000	106,500
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27 (1)	500,000	525,050
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.625%, 5/1/27 (1)	288,000	288,000
EnLink Midstream LLC, 5.375%, 6/1/29	256,000	263,040
Precision Drilling Corp., 7.125%, 1/15/26 (1)(4)	1,000,000	972,500
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.50%, 9/15/24 (1)	1,711,000	1,775,162
5.50%, 1/15/28 (1)	760,000	772,350
Tervita Escrow Corp., 7.625%, 12/1/21 (1)	1,579,000	1,614,070
		7,417,992

Entertainment/Film - 1.5%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26 (4)	2,000,000	1,800,000
Cinemark USA, Inc., 4.875%, 6/1/23	1,000,000	1,015,000
		2,815,000

Environmental - 2.5%
Covanta Holding Corp., 5.875%, 7/1/25	1,165,000	1,215,969
GFL Environmental, Inc.:
5.375%, 3/1/23 (1)	430,000	427,850
5.625%, 5/1/22 (1)	1,095,000	1,108,687
8.50%, 5/1/27 (1)	796,000	858,685
Hulk Finance Corp., 7.00%, 6/1/26 (1)	175,000	179,594
Waste Pro USA, Inc., 5.50%, 2/15/26 (1)	722,000	741,855
		4,532,640

Food/Beverage/Tobacco - 1.9%
Post Holdings, Inc.:
5.00%, 8/15/26 (1)	1,000,000	1,017,500
5.50%, 12/15/29 (1)(7)	152,000	152,950
5.625%, 1/15/28 (1)	279,000	287,719
US Foods, Inc., 5.875%, 6/15/24 (1)	2,000,000	2,062,500
		3,520,669

Health Care - 11.9%
Carriage Services, Inc., 6.625%, 6/1/26 (1)	655,000	674,650
Catalent Pharma Solutions, Inc.:
4.875%, 1/15/26 (1)	1,065,000	1,086,300
5.00%, 7/15/27 (1)	105,000	107,100
Centene Corp.:
4.75%, 1/15/25	1,000,000	1,034,710
5.375%, 6/1/26 (1)	685,000	721,819
6.125%, 2/15/24	1,000,000	1,048,750
Charles River Laboratories International, Inc., 5.50%, 4/1/26 (1)	555,000	585,414
Eagle Holding Co. II. LLC:
7.625%, (7.625% cash or 8.375% PIK), 5/15/22 (1)(2)	1,670,000	1,682,525
7.75%, (7.75% cash or 8.50% PIK), 5/15/22 (1)(2)	631,000	637,310
HCA, Inc.:
5.00%, 3/15/24	1,000,000	1,090,092
5.375%, 9/1/26	405,000	437,400
5.625%, 9/1/28	495,000	537,075
5.875%, 2/1/29	286,000	313,885
6.50%, 2/15/20	500,000	511,526
Hologic, Inc., 4.375%, 10/15/25 (1)	2,095,000	2,134,281
inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., 7.50%, 10/1/24 (1)	600,000	630,000
IQVIA, Inc.:
4.875%, 5/15/23 (1)	1,000,000	1,027,500
5.00%, 5/15/27 (1)	200,000	207,000
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23 (1)	33,000	34,238
Kinetic Concepts, Inc. / KCI USA, Inc.:
7.875%, 2/15/21 (1)	875,000	898,117
12.50%, 11/1/21 (1)	146,000	161,148
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24 (1)	1,421,000	1,339,577
Polaris Intermediate Corp., 8.50%, (8.50% cash or 9.25% PIK), 12/1/22 (1)(2)	612,000	543,150
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26 (1)	230,000	241,500

Service Corp. International, 5.125%, 6/1/29	221,000	233,707
Team Health Holdings, Inc., 6.375%, 2/1/25 (1)(4)	490,000	377,300
Teleflex, Inc., 4.625%, 11/15/27	1,245,000	1,285,462
Vizient, Inc., 6.25%, 5/15/27 (1)	102,000	107,998
WellCare Health Plans, Inc.:
5.25%, 4/1/25	1,381,000	1,444,871
5.375%, 8/15/26 (1)	545,000	579,062
		21,713,467

Homebuilders/Real Estate - 1.9%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 5/15/26 (1)	440,000	454,850
Greystar Real Estate Partners LLC, 5.75%, 12/1/25 (1)	572,000	584,870
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/23	98,000	99,837
Taylor Morrison Communities, Inc., 5.875%, 6/15/27 (1)	224,000	229,040
TRI Pointe Group, Inc., 4.875%, 7/1/21	2,000,000	2,050,000
		3,418,597

Hotels - 1.4%
ESH Hospitality, Inc., 5.25%, 5/1/25 (1)	1,500,000	1,541,250
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	1,000,000	1,017,500
		2,558,750

Insurance - 1.9%
Alliant Holdings Intermediate LLC, 8.25%, 8/1/23 (1)	2,090,000	2,152,073
GTCR AP Finance, Inc., 8.00%, 5/15/27 (1)	227,000	228,702
HUB International, Ltd., 7.00%, 5/1/26 (1)	671,000	681,904
KIRS Midco 3 plc, 8.625%, 7/15/23 (1)(4)	386,000	364,770
		3,427,449

Leisure - 1.7%
Cedar Fair LP, 5.25%, 7/15/29 (1)	150,000	153,375
Merlin Entertainments plc, 5.75%, 6/15/26 (1)	1,020,000	1,077,375
Viking Cruises, Ltd., 5.875%, 9/15/27 (1)	1,850,000	1,877,750
		3,108,500

Metals/Mining - 0.8%
Constellium NV, 5.875%, 2/15/26 (1)	1,415,000	1,457,450

Paper - 0.5%
Mercer International, Inc., 5.50%, 1/15/26	918,000	916,852

Publishing/Printing - 0.0% (8)
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.875%, 5/15/24 (1)(4)	32,000	29,760

Railroad - 1.4%
Watco Cos. LLC / Watco Finance Corp., 6.375%, 4/1/23 (1)	2,500,000	2,550,000

Restaurants - 0.8%
1011778 BC ULC / New Red Finance, Inc.:

4.25%, 5/15/24 (1)	545,000	552,494
5.00%, 10/15/25 (1)	801,000	809,250
		1,361,744

Services - 4.7%
Allied Universal Holdco LLC: 6.625%, 7/15/26 (1)(7)	165,000	168,094
9.75%, 7/15/27 (1)(7)	190,000	190,475
Booz Allen Hamilton, Inc., 5.125%, 5/1/25 (1)	1,570,000	1,601,400
Cloud Crane LLC, 10.125%, 8/1/24 (1)	1,135,000	1,222,962
Gartner, Inc., 5.125%, 4/1/25 (1)	155,000	160,256
IAA, Inc., 5.50%, 6/15/27 (1)	149,000	155,333
KAR Auction Services, Inc., 5.125%, 6/1/25 (1)	803,000	821,068
Laureate Education, Inc., 8.25%, 5/1/25 (1)	1,006,000	1,104,085
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (1)	443,000	466,069
ServiceMaster Co. LLC (The), 7.45%, 8/15/27	1,000,000	1,076,250
TMS International Corp., 7.25%, 8/15/25 (1)	242,000	234,740
United Rentals North America, Inc., 4.625%, 7/15/23	1,000,000	1,024,500
West Corp., 8.50%, 10/15/25 (1)	303,000	266,640
		8,491,872

Super Retail - 2.6%
Group 1 Automotive, Inc., 5.25%, 12/15/23 (1)	1,250,000	1,285,938
Party City Holdings, Inc.:
6.125%, 8/15/23 (1)(4)	665,000	671,650
6.625%, 8/1/26 (1)(4)	660,000	641,850
Sonic Automotive, Inc., 6.125%, 3/15/27	2,000,000	1,975,000
William Carter Co. (The), 5.625%, 3/15/27 (1)	229,000	240,736
		4,815,174

Technology - 8.1%
Camelot Finance S.A., 7.875%, 10/15/24 (1)	1,008,000	1,062,180
CDK Global, Inc., 5.25%, 5/15/29 (1)	147,000	152,513
CommScope Finance LLC, 8.25%, 3/1/27 (1)(4)	153,000	156,611
CommScope Technologies LLC:
5.00%, 3/15/27 (1)	215,000	188,125
6.00%, 6/15/25 (1)	1,560,000	1,469,848
Dell International LLC / EMC Corp.:
5.875%, 6/15/21 (1)	1,000,000	1,016,945
7.125%, 6/15/24 (1)	755,000	797,076
EIG Investors Corp., 10.875%, 2/1/24	1,645,000	1,751,925
Entegris, Inc., 4.625%, 2/10/26 (1)	299,000	302,737
First Data Corp., 5.00%, 1/15/24 (1)	500,000	512,562
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27 (1)	263,000	273,191
Infor US, Inc., 6.50%, 5/15/22	1,500,000	1,532,025
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25 (1)	400,000	420,500
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (1)	500,000	515,370
4.125%, 6/1/21 (1)	750,000	769,200
Riverbed Technology, Inc., 8.875%, 3/1/23 (1)	849,000	570,952

Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26 (1)	1,000,000	1,067,500
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24 (1)	1,000,000	1,086,250
Symantec Corp., 5.00%, 4/15/25 (1)	768,000	787,648
Vantiv LLC / Vanity Issuer Corp., 4.375%, 11/15/25 (1)	245,000	255,413
Western Digital Corp., 4.75%, 2/15/26 (4)	79,000	77,700
		14,766,271

Telecommunications - 7.1%
CenturyLink, Inc., Series W, 6.75%, 12/1/23	123,000	132,994
Digicel Group One Ltd., 8.25%, 12/30/22 (1)	514,000	287,840
Digicel Group Two Ltd., 8.25%, 9/30/22 (1)	486,000	109,350
Equinix, Inc., 5.375%, 5/15/27	1,000,000	1,074,470
Hughes Satellite Systems Corp.:
5.25%, 8/1/26	535,000	551,719
6.625%, 8/1/26	590,000	621,712
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24 (1)	324,000	322,380
Intelsat Luxembourg S.A., 7.75%, 6/1/21	170,000	163,625
Level 3 Financing, Inc.:
5.375%, 8/15/22	2,000,000	2,007,500
5.375%, 1/15/24	355,000	363,431
Level 3 Parent, LLC, 5.75%, 12/1/22	85,000	85,956
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25 (1)	185,000	184,075
Sable International Finance Ltd., 5.75%, 9/7/27 (1)	226,000	227,836
SBA Communications Corp., 4.00%, 10/1/22	240,000	244,500
Sprint Corp.:
7.125%, 6/15/24	1,000,000	1,062,800
7.875%, 9/15/23	2,093,000	2,281,370
T-Mobile USA, Inc.:
4.50%, 2/1/26	245,000	251,738
4.75%, 2/1/28	275,000	284,364
6.50%, 1/15/26	1,000,000	1,083,560
Telecom Italia SpA, 5.303%, 5/30/24 (1)	522,000	542,227
ViaSat, Inc., 5.625%, 4/15/27 (1)	225,000	234,563
Wind Tre SpA, 5.00%, 1/20/26 (1)	278,000	270,452
Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25 (4)	500,000	511,850
		12,900,312

Utilities - 1.6%
Drax Finco plc, 6.625%, 11/1/25 (1)	223,000	229,036
NextEra Energy Operating Partners LP:
4.25%, 9/15/24 (1)	155,000	156,403
4.50%, 9/15/27 (1)	227,000	225,014
Pattern Energy Group, Inc., 5.875%, 2/1/24 (1)	1,200,000	1,224,000
TerraForm Power Operating LLC:
4.25%, 1/31/23 (1)	650,000	654,062
5.00%, 1/31/28 (1)	230,000	231,725
6.625%, 6/15/25 (1)	145,000	152,794
		2,873,034

Total Corporate Bonds (Cost $153,080,822)		155,385,864

FLOATING RATE LOANS (9) - 8.2%
Automotive & Auto Parts - 0.6%
Navistar International Corporation, Term Loan, 5.91%, (1 mo. USD LIBOR + 3.50%), 11/6/24	1,031,092	1,031,522

Broadcasting - 0.3%
iHeartCommunications, Inc.:
Term Loan, 0.00%, 7/30/19 (10)	423,000	307,955
Term Loan, 1/30/20 (11)	212,000	154,342
		462,297

Building Materials - 0.1%
Hillman Group, Inc. (The), Term Loan, 6.402%, (1 mo. USD LIBOR + 4.00%), 5/31/25	179,547	173,150

Cable/Satellite TV - 0.1%
CSC Holdings, LLC, Term Loan, 5.394%, (1 mo. USD LIBOR + 3.00%), 4/15/27	244,000	241,560

Capital Goods - 0.5%
Cortes NP Acquisition Corporation, Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), 11/30/23	1,000,000	951,863

Health Care - 0.7%
Acadia Healthcare Company, Inc., Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 2/16/23	90,307	90,013
Kinetic Concepts, Inc., Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), 2/2/24	35,817	35,907
National Mentor Holdings, Inc.:
Term Loan, 6.66%, (1 mo. USD LIBOR + 4.25%), 3/9/26	489,727	492,686
Term Loan, 6.66%, (1 mo. USD LIBOR + 4.25%), 3/9/26	29,885	30,066
Press Ganey Holdings, Inc.:
Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 10/23/23	546,016	545,931
Term Loan - Second Lien, 8.902%, (1 mo. USD LIBOR + 6.50%), 10/21/24	115,000	115,575
		1,310,178

Insurance - 0.8%
Hub International Limited, Term Loan, 5.586%, (3 mo. USD LIBOR + 3.00%), 4/25/25	994,975	971,811
Sedgwick Claims Management Services, Inc., Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 12/31/25	442,775	437,517
		1,409,328

Metals/Mining - 0.6%
GrafTech Finance, Inc., Term Loan, 5.902%, (1 mo. USD LIBOR + 3.50%), 2/12/25	1,079,292	1,062,090

Publishing/Printing - 0.1%
Meredith Corporation, Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 1/31/25	164,940	165,082

Services - 1.4%
Asurion, LLC, Term Loan - Second Lien, 8.902%, (1 mo. USD LIBOR + 6.50%), 8/4/25	2,575,000	2,614,699

Technology - 2.3%
Applied Systems, Inc., Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), 9/19/24	2,223,229	2,208,640
Infor (US), Inc., Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), 2/1/22	386,661	385,815
Solera, LLC, Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 3/3/23	311,940	310,596
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 4/16/25	88,542	88,302

SS&C Technologies, Inc.:
Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 4/16/25	131,593	131,237
Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 4/16/25	448,177	447,057
Veritas Bermuda, Ltd., Term Loan, 6.89%, (USD LIBOR + 4.50%), 1/27/23 (12)	593,723	540,288
		4,111,935

Telecommunications - 0.7%
CenturyLink, Inc., Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 1/31/25	183,071	179,009
Intelsat Jackson Holdings S.A., Term Loan, 6.625%, 1/2/24 (13)	1,170,000	1,177,312
		1,356,321

Total Floating Rate Loans (Cost $14,947,484)		14,890,025

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 1.0%
Bellemeade Re Ltd., Series 2015-1A, Class B1, 8.704%, (1 mo. USD LIBOR + 6.30%), 7/25/25 (1)(14)	700,000	702,658
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class B, 12.904%, (1 mo. USD LIBOR + 10.50%), 5/25/28 (14)	796,461	1,060,398
		1,763,056

Total Collateralized Mortgage-Backed Obligations (Cost $1,484,394)		1,763,056

ASSET-BACKED SECURITIES - 0.8%
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (1)(15)	1,510,045	1,561,068

Total Asset-Backed Securities (Cost $1,499,674)		1,561,068

	SHARES	VALUE ($)
COMMON STOCKS - 0.2%
Metals/Mining - 0.2%
Constellium NV, Class A (16)	40,000	401,600

Total Common Stocks (Cost $519,170)		401,600

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	5,199,833	5,199,833

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $5,199,833)		5,199,833

TOTAL INVESTMENTS (Cost $176,731,377) - 98.6%		179,201,446
Other assets and liabilities, net - 1.4%		2,620,429
NET ASSETS - 100.0%		181,821,875

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $104,613,146, which represents 57.5% of the net assets of the Fund as of June 30, 2019.

(2) Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3) Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities is $1,098,736 or 0.6% of the Fund’s net assets.

(4) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $7,558,288 and the total market value of the collateral received by the Fund was $7,816,950, comprised of cash of $5,199,833 and U.S. Government and/or agencies securities of $2,617,117.

(5) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6) Security converts to floating rate after the indicated fixed-rate coupon period.
(7) When-issued security.
(8) Amount is less than 0.05%.
(9) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(10) Issuer is in default with respect to interest and/or principal payments.
(11) The floating-rate loan will settle after June 30, 2019, at which time the interest rate will be determined.
(12) The stated interest rate represents the weighted average interest rate at June 30, 2019 of contracts within the loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(13) Fixed-rate loan.
(14) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.
(15) Step coupon security. The interest rate represents the rate in effect at June 30, 2019.
(16) Non-income producing security.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)
USD	203,833	EUR	181,260	State Street Bank and Trust Company	7/31/19	$—	$(2,773)
USD	876,409	EUR	779,350	State Street Bank and Trust Company	7/31/19	—	(11,920)
						$—	$(14,693)

Abbreviations:
EUR:	Euro
LIBOR:	London Interbank Offered Rate
PIK:	Payment In Kind
USD:	United States Dollar

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the fiscal year to date ended June 30, 2019, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

At June 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $14,693.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Corporate Bonds	$—		$155,385,864	$—	$155,385,864
Floating Rate Loans	—		14,890,025	—	14,890,025
Collateralized Mortgage-Backed Obligations	—		1,763,056	—	1,763,056
Asset-Backed Securities	—		1,561,068	—	1,561,068
Common Stocks	401,600	(1)	—	—	401,600
Short Term Investment of Cash Collateral for Securities Loaned	5,199,833		—	—	5,199,833
Total Investments	$5,601,433		$173,600,013	$—	$179,201,446

Liabilities
Forward Foreign Currency Exchange Contracts	$—		$(14,693)	$—	$(14,693)
Total	$—		$(14,693)	$—	$(14,693)
(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.